Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Predecessor
Operating Expenses:
Research and development	$ 399,894	$ 673,943		$ 2,950,462
Impairment of in-process research and development				69,280,171
Impairment of goodwill				11,895,033
General and administrative	420,174	2,228,735		9,694,097
Total Operating Expenses	820,068	2,902,678		93,819,763
Loss From Operations	(820,068)	(2,902,678)		(93,819,763)
Other (Income) Expense:
Interest expense
Interest (income) expense		210		(555)
Change in fair value of derivative liabilities
Gain on forgiveness of PPP Loan
Pre-Tax Net Loss	(820,068)	(2,902,888)		(93,819,208)
Income tax benefit	745,050	485		8,859,762
Net Loss	(75,018)	(2,902,403)		(84,959,446)
Deemed dividend to preferred stockholders		(32,373)		(7,948,209)
Net Loss Attributable to Common Stockholders	$ (75,018)	$ (2,934,776)		$ (92,907,655)
Net Loss Per Share
Net loss per share - basic	$ (0.01)	$ (0.09)		$ (4.79)
Net loss per share - diluted	$ (0.01)	$ (0.09)		$ (4.79)			$ (0.33)
Weighted Average Number of Common Shares Outstanding
Weighted average number of common shares outstanding - basic	9,016,139	30,978,540		19,403,027
Weighted average number of common shares outstanding - diluted	9,016,139	30,978,540		19,403,027
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor		Predecessor	Predecessor	Predecessor
Operating Expenses:
Research and development			$ 2,334,120		$ 4,120,477	$ 5,407,859	$ 2,124,277
Impairment of in-process research and development
Impairment of goodwill
General and administrative			1,061,046		4,526,428	7,605,205	5,580,099
Total Operating Expenses			3,395,166		8,646,905	13,013,064	7,704,376
Loss From Operations			(3,395,166)		(8,646,905)	(13,013,064)	(7,704,376)
Other (Income) Expense:
Interest expense						427,542	821,366
Interest (income) expense			69,352		377,820
Change in fair value of derivative liabilities			228,100		420,600	607,001	(228,100)
Gain on forgiveness of PPP Loan							(213,481)
Pre-Tax Net Loss			(3,692,618)		(9,445,325)	(14,047,607)	(8,084,161)
Income tax benefit
Net Loss			(3,692,618)		(9,445,325)	(14,047,607)	(8,084,161)
Deemed dividend to preferred stockholders			(9,684,637)		(10,015,837)	(10,015,837)
Net Loss Attributable to Common Stockholders			$ (13,377,255)		$ (19,461,162)	$ (24,063,444)	$ (8,084,161)
Net Loss Per Share
Net loss per share - basic			$ (0.55)		$ (0.81)	$ (0.99)
Net loss per share - diluted			$ (0.55)		$ (0.81)	$ (0.99)
Weighted Average Number of Common Shares Outstanding
Weighted average number of common shares outstanding - basic			24,167,257		24,167,257	24,194,270	24,167,257
Weighted average number of common shares outstanding - diluted			24,167,257		24,167,257	24,194,270	24,167,257